Expense Example - American Century Government Income Trust	Aug. 01, 2026 USD ($)
CAPITAL PRESERVATION FUND | CAPITAL PRESERVATION FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	592
GINNIE MAE FUND | GINNIE MAE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	690
GINNIE MAE FUND | GINNIE MAE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
GINNIE MAE FUND | GINNIE MAE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	528
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,396
GINNIE MAE FUND | GINNIE MAE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,643
GINNIE MAE FUND | GINNIE MAE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,282
GINNIE MAE FUND | GINNIE MAE FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	592
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	469
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	520
Expense Example, with Redemption, 3 Years	670
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,305
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,553
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,190
GOVERNMENT BOND FUND | GOVERNMENT BOND FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	344
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	690
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,193
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,643
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,282
SHORT-TERM GOVERNMENT FUND | SHORT-TERM GOVERNMENT FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	444
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	236
Expense Example, with Redemption, 10 Years	530
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	525
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	859
Expense Example, with Redemption, 10 Years	1,362
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,609
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	1,248
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	344
INFLATION-ADJUSTED BOND FUND | INFLATION-ADJUSTED BOND FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77